Trade and other receivables - Additional Information (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ISA
Trade and other receivables
Gross accounts receivable	$ 2,291,892	$ 2,481,530
Provision for expected losses, included in provision line for expected credit losses	417,920	475,936
Net book value of accounts receivable included in others	1,873,972	2,005,594
Ecopetrol
Trade and other receivables
Contribution from Ministry of Finance and Public Credit	$ 16,415,907	$ 6,788,385